MONEY MARKET PORTFOLIOS

PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS — SHARES, SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED OCTOBER 2, 2017 TO THE PROSPECTUS AND SUMMARY PROSPECTUS FOR THE GOVERNMENT ASSETS PORTFOLIO EACH DATED APRIL 1, 2017, AS SUPPLEMENTED

IMPORTANT INFORMATION UPDATE REGARDING AN UPCOMING REORGANIZATION OF THE GOVERNMENT ASSETS PORTFOLIO

The expected date of reorganization of the Government Assets Portfolio (the “Acquired Portfolio”), a series of the Northern Institutional Funds (the “Trust”), with and into the U.S. Government Portfolio (the “Acquiring Portfolio”), also a series of the Trust, has changed from on or about November 17, 2017 to on or about November 28, 2017.

After the close of business on November 22, 2017, the Acquired Portfolio will discontinue accepting orders from new investors for purchase of the Acquired Portfolio shares or exchanges into the Acquired Portfolio from other portfolios of the Trust; provided, however, that existing shareholders of the Acquired Portfolio may continue to purchase, redeem and exchange shares subject to the account policies described in the Acquired Portfolio’s prospectus up until the date of the reorganization. For shareholders who purchase shares of the Acquired Portfolio through a Northern Trust sweep account, the Portfolio will remain available until on or about November 28, 2017.

For more information regarding the reorganization, shareholders should refer to the supplement to the Prospectus and Summary Prospectus dated July 21, 2017. More information about the Acquiring Portfolio and the definitive terms of the reorganization will be included in an information statement that will be mailed to shareholders at a later date.

Please retain this Supplement with your Prospectus and Summary Prospectus, as supplemented, for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT MM (10/17)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS